Real Estate Investments Real Estate Investments (Schedule of Pro Forma information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Acquisition and transaction related	$ 0	$ 38,773	$ 2,023
Business Acquisition, Pro Forma Revenue	25,057	123,309	120,569
Business Acquisition, Pro Forma Net Income (Loss)	(29,884)	28,640	26,328
Property Acquisition [Member]
Business Acquisition [Line Items]
Acquisition and transaction related		$ 36,638